Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 3.5%
Diversified Telecommunication Services 0.4%
Liberty Global Ltd. "C"*	27,434	322,349
Media 3.1%
EchoStar Corp. "A"*	12,434	949,460
Interpublic Group of Companies, Inc.	46,093	1,286,456
National CineMedia, Inc. (a)	83,759	377,753
		2,613,669
Consumer Discretionary 12.3%
Automobile Components 0.3%
Luminar Technologies, Inc.* (a)	124,134	237,096
Automobiles 0.7%
Faraday Future Intelligent Electric, Inc.* (a)	100,518	130,674
Lucid Group, Inc.* (a)	11,432	271,967
Rivian Automotive, Inc. "A"* (a)	14,090	206,841
		609,482
Broadline Retail 1.4%
Ollie's Bargain Outlet Holdings, Inc.*	9,164	1,176,657
Distributors 0.7%
A-Mark Precious Metals, Inc.	23,469	607,143
Diversified Consumer Services 0.7%
ADT, Inc.	23,919	208,335
Mister Car Wash, Inc.*	71,610	381,681
		590,016
Hotels, Restaurants & Leisure 2.1%
Aramark	13,381	513,830
Dine Brands Global, Inc. (a)	8,990	222,233
Global Business Travel Group, Inc.* (a)	25,649	207,244
Norwegian Cruise Line Holdings Ltd.*	8,070	198,764
Pursuit Attractions & Hospitality, Inc.*	5,516	199,569
Travel & Leisure Co.	3,277	194,949
Wynn Resorts Ltd.	1,629	208,952
		1,745,541
Household Durables 0.5%
Century Communities, Inc.	6,358	402,906
Leisure Products 0.9%
Hasbro, Inc.	10,137	768,891
Specialty Retail 3.7%
AutoNation, Inc.*	1,963	429,446
Carvana Co.*	1,579	595,662

Gap, Inc.	37,531	802,788
Group 1 Automotive, Inc.	832	364,008
Penske Automotive Group, Inc.	2,257	392,515
Winmark Corp.	926	460,935
		3,045,354
Textiles, Apparel & Luxury Goods 1.3%
Ralph Lauren Corp.	3,387	1,062,028
Consumer Staples 2.9%
Beverages 0.4%
MGP Ingredients, Inc.	12,426	300,585
Food Products 2.1%
Cal-Maine Foods, Inc.	7,561	711,490
Ingredion, Inc.	6,544	799,088
Lamb Weston Holdings, Inc.	4,782	277,738
		1,788,316
Personal Care Products 0.4%
Coty, Inc. "A"*	80,265	324,271
Energy 4.6%
Energy Equipment & Services 1.7%
Helmerich & Payne, Inc.	19,932	440,298
Solaris Energy Infrastructure, Inc.	23,399	935,258
		1,375,556
Oil, Gas & Consumable Fuels 2.9%
Antero Midstream Corp.	51,317	997,602
Permian Resources Corp.	63,546	813,389
Range Resources Corp.	16,118	606,682
		2,417,673
Financials 21.7%
Banks 8.7%
BankUnited, Inc.	15,117	576,865
BOK Financial Corp.	1,930	215,079
Columbia Banking System, Inc.	8,302	213,693
First BanCorp.	72,426	1,596,993
First Financial Corp.	10,857	612,769
Hancock Whitney Corp.	23,010	1,440,656
Hilltop Holdings, Inc.	15,444	516,139
Triumph Financial, Inc.*	6,942	347,378
UMB Financial Corp.	14,074	1,665,658
		7,185,230
Capital Markets 3.9%
Affiliated Managers Group, Inc.	4,578	1,091,532
Donnelley Financial Solutions, Inc.*	11,855	609,703
Evercore, Inc. "A"	3,083	1,039,958
Invesco Ltd.	23,108	530,097
		3,271,290
Consumer Finance 0.7%
SoFi Technologies, Inc.*	22,633	597,964
Financial Services 4.9%
Affirm Holdings, Inc.*	9,880	722,030
Corebridge Financial, Inc.	17,467	559,817

Enact Holdings, Inc.	15,455	592,545
Essent Group Ltd.	7,068	449,242
MGIC Investment Corp.	23,061	654,241
NMI Holdings, Inc.*	5,790	221,989
Radian Group, Inc.	23,252	842,187
		4,042,051
Insurance 2.5%
Assurant, Inc.	2,930	634,638
Everest Group Ltd.	1,816	636,018
Globe Life, Inc.	1,906	272,501
RLI Corp.	7,756	505,846
		2,049,003
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Rithm Capital Corp.	73,386	835,867
Health Care 7.6%
Biotechnology 4.2%
Exact Sciences Corp.*	7,576	414,483
Exelixis, Inc.*	8,966	370,296
Ionis Pharmaceuticals, Inc.*	12,640	826,909
Revolution Medicines, Inc.*	23,715	1,107,491
United Therapeutics Corp.*	1,892	793,145
		3,512,324
Pharmaceuticals 3.4%
Jazz Pharmaceuticals PLC*	7,695	1,014,201
Ligand Pharmaceuticals, Inc.*	10,166	1,800,805
		2,815,006
Industrials 18.8%
Aerospace & Defense 1.8%
Huntington Ingalls Industries, Inc.	5,182	1,491,950
Air Freight & Logistics 0.2%
Forward Air Corp.*	7,278	186,608
Building Products 3.1%
Advanced Drainage Systems, Inc. (a)	4,704	652,444
Armstrong World Industries, Inc.	4,128	809,129
Owens Corning	7,852	1,110,744
		2,572,317
Construction & Engineering 4.2%
API Group Corp.*	37,248	1,280,214
MasTec, Inc.*	6,701	1,426,040
Tutor Perini Corp.*	12,023	788,588
		3,494,842
Electrical Equipment 5.8%
Acuity, Inc.	3,629	1,249,791
EnerSys	14,839	1,676,214
nVent Electric PLC	7,788	768,208
Sensata Technologies Holding PLC	35,731	1,091,582
		4,785,795
Ground Transportation 1.0%
RXO, Inc.*	24,703	379,932
U-Haul Holding Co.* (a)	8,310	474,252
		854,184

Machinery 1.3%
Hillenbrand, Inc.	12,072	326,427
Worthington Enterprises, Inc.	13,525	750,502
		1,076,929
Marine Transportation 0.4%
Kirby Corp.*	3,791	316,359
Passenger Airlines 0.6%
Frontier Group Holdings, Inc.*	51,645	228,013
JetBlue Airways Corp.*	45,127	222,025
		450,038
Trading Companies & Distributors 0.4%
DNOW, Inc.*	23,714	361,638
Information Technology 9.4%
Communications Equipment 1.0%
Ciena Corp.*	5,304	772,634
Electronic Equipment, Instruments & Components 3.8%
Avnet, Inc.	21,894	1,144,618
Itron, Inc.*	9,281	1,156,041
Powerfleet, Inc. NJ*	46,358	242,916
TD SYNNEX Corp.	3,790	620,613
		3,164,188
Semiconductors & Semiconductor Equipment 0.3%
Cohu, Inc.*	13,301	270,409
Software 4.3%
Bit Digital, Inc.* (a)	166,705	500,115
Core Scientific, Inc.*	24,137	433,018
Hut 8 Corp.*	15,679	545,786
MARA Holdings, Inc.* (a)	28,668	523,478
Riot Platforms, Inc.*	36,617	696,821
SailPoint, Inc.* (a)	16,466	363,569
Verint Systems, Inc.*	25,964	525,771
		3,588,558
Materials 5.7%
Chemicals 1.2%
Avient Corp.	7,792	256,747
RPM International, Inc.	6,533	770,110
		1,026,857
Containers & Packaging 1.0%
Graphic Packaging Holding Co.	41,499	812,135
Metals & Mining 3.5%
Commercial Metals Co.	6,535	374,325
Materion Corp.	5,107	616,977
Reliance, Inc.	3,269	918,033
Royal Gold, Inc.	2,449	491,220
Worthington Steel, Inc.	17,523	532,524
		2,933,079

Real Estate 8.6%
Diversified REITs 1.1%
Alpine Income Property Trust, Inc.	16,329	231,382
Global Net Lease, Inc.	85,963	698,879
		930,261
Health Care REITs 1.9%
Healthcare Realty Trust, Inc.	32,924	593,620
Omega Healthcare Investors, Inc.	24,028	1,014,462
		1,608,082
Industrial REITs 1.5%
STAG Industrial, Inc.	33,835	1,194,037
Office REITs 0.4%
BXP, Inc.	4,754	353,412
Real Estate Management & Development 0.8%
Douglas Elliman, Inc.*	86,931	248,623
The RMR Group, Inc. "A"	23,215	365,172
		613,795
Specialized REITs 2.9%
Gaming and Leisure Properties, Inc.	31,789	1,481,685
Gladstone Land Corp. (a)	33,425	306,173
PotlatchDeltic Corp.	9,934	404,810
Safehold, Inc.	13,895	215,234
		2,407,902
Utilities 4.3%
Electric Utilities 2.7%
IDACORP, Inc. (a)	10,663	1,409,116
Otter Tail Corp. (a)	5,260	431,162
Portland General Electric Co.	9,933	437,052
		2,277,330
Gas Utilities 1.6%
ONE Gas, Inc.	5,438	440,152
UGI Corp.	25,397	844,704
		1,284,856
Total Common Stocks (Cost $63,829,961)		82,524,463

Other Investments 0.0%
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Inc. (Escrow Shares)* (b) (Cost $0)	3,095	0

Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (c) (d) (Cost $2,600,015)	2,600,015	2,600,015

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.18% (c) (Cost $634,159)	634,159	634,159

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $67,064,135)	103.3	85,758,637
Other Assets and Liabilities, Net	(3.3)	(2,729,374)
Net Assets	100.0	83,029,263
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (c) (d)
248,795	2,351,220 (e)	—	—	—	10,355	—	2,600,015	2,600,015
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.18% (c)
969,558	6,567,250	6,902,649	—	—	30,612	—	634,159	634,159
1,218,353	8,918,470	6,902,649	—	—	40,967	—	3,234,174	3,234,174

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $5,245,294, which is 6.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,898,776.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$82,524,463	$—	$—	$82,524,463
Other Investments	—	—	0	0
Short-Term Investments (a)	3,234,174	—	—	3,234,174
Total	$85,758,637	$—	$0	$85,758,637

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
VS2SMCV-PH3